FIDELITY
CONTRAFUNDSM

ANNUAL REPORT
DECEMBER 31, 1998

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   27  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  31  Footnotes to the financial
                           statements.

REPORT OF INDEPENDENT  37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          38

OF SPECIAL NOTE        39

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND              31.57%       165.90%       762.49%

FIDELITY CONTRAFUND (INCL.       27.62%       157.92%       736.62%
3.00% SALES CHARGE)

S&P 500 (registered trademark)   28.58%       193.90%       479.73%

Growth Funds Average             22.86%       138.97%       388.00%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 980 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND              31.57%       21.60%        24.04%

FIDELITY CONTRAFUND (INCL.       27.62%       20.86%        23.67%
3.00% SALES CHARGE)

S&P 500                          28.58%       24.06%        19.21%

Growth Funds Average             22.86%       18.63%        16.72%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Contrafund                  S&P 500
             00022                       SP001
  1988/12/31       9700.00                    10000.00
  1989/01/31      10344.11                    10732.00
  1989/02/28      10282.77                    10464.77
  1989/03/31      10827.19                    10708.60
  1989/04/30      11524.98                    11264.38
  1989/05/31      12123.08                    11720.59
  1989/06/30      12046.40                    11653.78
  1989/07/31      13150.59                    12706.12
  1989/08/31      13526.32                    12955.15
  1989/09/30      13787.04                    12902.04
  1989/10/31      13372.96                    12602.71
  1989/11/30      13679.68                    12859.81
  1989/12/31      13885.73                    13168.44
  1990/01/31      13149.24                    12284.84
  1990/02/28      13422.32                    12443.31
  1990/03/31      13711.95                    12773.06
  1990/04/30      13571.27                    12453.74
  1990/05/31      14853.92                    13667.97
  1990/06/30      15044.25                    13575.03
  1990/07/31      14762.90                    13531.59
  1990/08/31      13612.65                    12308.34
  1990/09/30      13041.66                    11708.92
  1990/10/31      13107.86                    11658.57
  1990/11/30      13885.73                    12411.72
  1990/12/31      14432.28                    12758.00
  1991/01/31      15838.08                    13314.25
  1991/02/28      17035.91                    14266.22
  1991/03/31      18034.11                    14611.46
  1991/04/30      18133.93                    14646.53
  1991/05/31      19290.18                    15279.26
  1991/06/30      18208.80                    14579.47
  1991/07/31      19498.13                    15258.87
  1991/08/31      20479.70                    15620.51
  1991/09/30      20537.92                    15359.65
  1991/10/31      21128.52                    15565.47
  1991/11/30      20013.87                    14938.18
  1991/12/31      22358.27                    16647.11
  1992/01/31      22995.83                    16337.47
  1992/02/29      23742.08                    16549.86
  1992/03/31      23097.74                    16227.13
  1992/04/30      23348.31                    16704.21
  1992/05/31      23598.89                    16786.06
  1992/06/30      23026.14                    16535.95
  1992/07/31      23607.84                    17212.27
  1992/08/31      23169.33                    16859.42
  1992/09/30      23563.09                    17058.36
  1992/10/31      24091.09                    17118.06
  1992/11/30      25254.48                    17701.79
  1992/12/31      25911.88                    17919.52
  1993/01/31      26732.53                    18070.05
  1993/02/28      26908.89                    18315.80
  1993/03/31      28194.80                    18702.26
  1993/04/30      28385.30                    18249.67
  1993/05/31      29509.28                    18738.76
  1993/06/30      29518.81                    18793.10
  1993/07/31      29842.67                    18717.93
  1993/08/31      31290.51                    19427.34
  1993/09/30      31357.19                    19277.75
  1993/10/31      31633.42                    19676.80
  1993/11/30      30442.76                    19489.87
  1993/12/31      31463.81                    19725.69
  1994/01/31      32453.43                    20396.37
  1994/02/28      32220.58                    19843.63
  1994/03/31      30946.55                    18978.44
  1994/04/30      31326.70                    19221.37
  1994/05/31      31152.04                    19536.60
  1994/06/30      29949.93                    19057.95
  1994/07/31      30556.12                    19683.05
  1994/08/31      31830.15                    20490.06
  1994/09/30      31408.90                    19988.05
  1994/10/31      32302.77                    20437.78
  1994/11/30      30833.53                    19693.44
  1994/12/31      31110.94                    19985.49
  1995/01/31      30607.49                    20503.72
  1995/02/28      31840.43                    21302.75
  1995/03/31      33001.43                    21931.39
  1995/04/30      34491.23                    22577.27
  1995/05/31      35323.45                    23479.68
  1995/06/30      37563.28                    24025.12
  1995/07/31      40440.11                    24821.79
  1995/08/31      40974.38                    24884.09
  1995/09/30      41724.42                    25934.20
  1995/10/31      40964.11                    25841.62
  1995/11/30      42042.92                    26976.06
  1995/12/31      42398.02                    27495.62
  1996/01/31      43357.05                    28431.57
  1996/02/29      43621.37                    28695.13
  1996/03/31      44832.10                    28971.47
  1996/04/30      46219.14                    29398.51
  1996/05/31      46607.04                    30156.69
  1996/06/30      46254.41                    30271.59
  1996/07/31      44091.56                    28934.19
  1996/08/31      45772.47                    29544.41
  1996/09/30      47653.20                    31207.17
  1996/10/31      49181.30                    32067.87
  1996/11/30      52037.67                    34491.88
  1996/12/31      51698.83                    33808.59
  1997/01/31      53710.37                    35920.96
  1997/02/28      52299.82                    36202.58
  1997/03/31      50940.58                    34715.01
  1997/04/30      52087.83                    36787.50
  1997/05/31      55217.84                    39027.12
  1997/06/30      57499.88                    40775.54
  1997/07/31      62375.71                    44020.05
  1997/08/31      60330.60                    41554.04
  1997/09/30      64358.46                    43829.96
  1997/10/31      62400.65                    42366.04
  1997/11/30      62300.89                    44327.16
  1997/12/31      63588.80                    45088.26
  1998/01/31      63411.52                    45586.93
  1998/02/28      67929.12                    48874.66
  1998/03/31      71397.96                    51377.53
  1998/04/30      72203.71                    51894.39
  1998/05/31      70674.15                    51002.33
  1998/06/30      74593.66                    53074.04
  1998/07/31      74825.83                    52508.80
  1998/08/31      63750.13                    44917.08
  1998/09/30      67615.02                    47794.47
  1998/10/31      69868.39                    51682.07
  1998/11/30      74539.03                    54814.52
  1998/12/31      83661.80                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990121 145411 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on December 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $83,662 - a 736.62% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $57,973 - a 479.73% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

For the first time in its history, the
Dow Jones Industrial Average -
an index of 30 blue-chip stocks -
posted double-digit percentage
gains in four consecutive years,
thanks to an 18.07% increase for
the 12-month period ending
December 31, 1998. In that same
time frame, the Standard & Poor's
500 Index returned 28.58%. The
period began with the U.S.
enjoying low inflation, stable
interest rates and an
unemployment rate at its lowest
peacetime level in 41 years. But
while the equity market continued
its bull-like charge, mounting
doubts lingered in many
investors' minds about the impact
of Asia's economic woes. Those
fears soon became reality. Further
prompted by Russia's currency
devaluation and subsequent loan
defaults, the Dow suffered a
512.61 point free-fall on August
31, a loss that erased all previous
gains for the year to that point.
Faced with global economic
chaos, investors began fleeing the
equity markets in droves,
searching for safer, less volatile
havens, particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board stepped in with
three separate 0.25% interest-rate
cuts in the late fall. Those cuts
helped boost confidence in the U.S.
economy, and stocks began to
quickly ascend to their former lofty
levels, culminating in a new Dow
record of 9374.27 on November
23, 1998.

(photograph of Will Danoff)

An interview with Will Danoff,
Portfolio Manager of
Fidelity Contrafund

Q. HOW DID THE FUND PERFORM, WILL?

A. Very well. For the 12 months that ended December 31, 1998, the fund returned 31.57%. This topped both the Standard & Poor's 500 Index - which returned 28.58% during the same period - and the growth funds average, which returned 22.86% according to Lipper Inc.

Q. WHAT MAIN FACTORS HELPED THE FUND OUTPERFORM ITS BENCHMARKS DURING
THE PERIOD?

A. The fund's considerable holdings in large-capitalization growth stocks fueled performance. The market environment over the past year has been very volatile and, in times of uncertainty, investors tend to buy stocks of larger, more well-known companies. The market typically assumes that a larger company has more resources with which to weather any type of downturn. In the past year's low-inflation environment, in fact, many companies were unable to grow their profits. Large-cap growth stocks, however, proved to be the exception and their earnings growth accounted for much of the market's gain in 1998. Thus, the fund's stakes in such large-cap growth companies as Microsoft and Tyco International benefited appropriately as each was able to grow its profits considerably. Other large-cap growth investments that performed well included drugstore chain CVS, which benefited from its acquisition of Revco, and apparel chain Gap, Inc., which was boosted by the success of its Old Navy stores. Large-cap cable TV-related investments such as Viacom - which operates movie rental chain Blockbuster and several popular cable channels- and Comcast also performed well.

Q. ASIDE FROM YOUR FOCUS ON LARGE-CAP STOCKS DURING THIS VOLATILITY, WHAT OTHER STRATEGIES DID YOU PURSUE?

A. During the first nine months of the period, when the economic difficulties in Southeast Asia dominated investors' minds, I positioned Contrafund defensively. I tried to emphasize companies with minimal emerging-markets exposure and those that could benefit from a good domestic economy. This led me to significant investments in areas such as retail and cable TV. As the market faltered in late August and early September, this strategy proved wise. Then the tables turned. In late September, the Federal Reserve Board cut interest rates, and two more subsequent cuts restored investors' optimism. Large-cap stocks led the market's surge and the S&P 500 gained over 20% in the fourth quarter of 1998 alone. Technology stocks - an area in which the fund was amply represented - performed exceptionally well down the stretch.

Q. STICKING WITH TECHNOLOGY FOR A MOMENT, TECH STOCKS ACCOUNTED FOR AROUND 25% OF THE FUND'S TOTAL INVESTMENTS AT THE CLOSE OF THE PERIOD. WHY DID THESE STOCKS APPEAL TO YOU?

A. Regardless of the external business environment, the technology sector typically contains companies that are growing their earnings rapidly. The outlook for tech stocks turned more positive during the last few months of the year as the Internet emerged as a huge trend for both businesses and consumers. The Internet explosion has stimulated sales of personal computers, computer hardware, and networking equipment and key components such as semiconductors. In addition, the Internet has triggered demand for software that enables Internet commerce and information-sharing, and has fostered many new companies that specialize in electronic commerce, access and communications. As a result, many of these companies experienced stronger-than-expected growth in 1998. Technology positions that helped the fund's performance during the period included America Online, Intel and Texas Instruments.

Q. YOU INCREASED THE FUND'S UTILITIES-RELATED HOLDINGS DURING THE
PERIOD, FROM AROUND 5% A YEAR AGO TO CLOSE TO 14% AT YEAR-END. WHAT WAS THE APPEAL?

A. Telephone companies made up most of the increase in this area, as many were able to generate good earnings growth from merger-related cost savings and from new services such as Internet access and wireless communications. Telephone companies also tend to be a safe haven from turbulent economic conditions. Telephone-related stocks that helped the fund's performance included AT&T, which was undergoing a major revitalization led by new management, AirTouch Communications
- a global leader in wireless communications - and MCI WorldCom, one of the faster-growing telephone companies during the period.

Q. DID YOU FIND OPPORTUNITIES IN ANY COMPANIES OR SECTORS THAT YOU FELT WERE OVERLOOKED OR UNDERVALUED BY THE MARKET DURING THE PERIOD?

A. One relatively overlooked area in the market was mid-sized growth companies. Through the second half of 1998, stocks of larger, well-known companies led the market. Names such as IBM, GE and Lucent Technologies, for example, reached new price highs while the broader market of small- and medium-sized companies languished. In many cases, the share prices of these bigger stocks appreciated much faster than their earnings grew. To illustrate the gap between larger and smaller stocks during the period, the NASDAQ 100 Index - made up of the largest 100 over-the-counter companies - rose 85% in 1998. In contrast, the Russell 2000 Index - which measures the performance of smaller stocks - actually fell 3%. I tried to take advantage of this divergence and what I felt was the market's overly pessimistic view of mid-cap stocks by buying or adding to positions in companies in this area. The fund increased its investments in companies such as information management company Unisys; Outdoor Systems, which specializes in outdoor advertising; and Vitesse Semiconductor, which is a leader in high-speed semiconductors used for telecommunications. These mid-sized companies were growing faster than their larger brethren, were not as widely held by investors and had price-to-earnings ratios that were lower than their earnings growth rates. In addition, I felt these companies had excellent long-term growth potential because of their smaller size and outstanding management.

Q. WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. Time Warner - the fund's second-largest individual holding at the end of the period - continued to reap the benefits of its strong media properties, the successful testing of its cable systems for new businesses such as Internet access and telephone service, and management's renewed focus on improving returns. Other good performers included pharmaceutical company Warner-Lambert and data storage company EMC. Disappointments included Gillette - which suffered from sales declines in several emerging markets despite the introduction of a new razor - and France-based telecommunications company Alcatel.

Q. WHAT'S YOUR OUTLOOK?

A. The U.S. economy appears to be quite stable, but we'll need to watch global developments carefully. The embattled Japanese economy is still weak and many American companies have adjusted their expectations downward to reflect problems there. Europe - which was fairly strong in 1998 - may weaken in 1999 and the emerging markets, while only a small part of the world economy, remain depressed. As such, I'll try to emphasize companies that I feel are not fully appreciated by the market, as well as those that have good growth prospects and limited exposure to the weakening world markets. Examples of these companies could include telecommunications and media companies, advertising agencies, retailers, business service companies and well-positioned technology companies. I also will look within the small- and medium-cap stock universes for overlooked growth companies. In particular, I'll keep an eye on companies that - either through internal cost-cutting programs or a new product launch - are experiencing improving fundamentals.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

WILL DANOFF ON THE RECENT
CORRELATION - OR LACK THEREOF -
BETWEEN MARKET GAINS AND
EARNINGS:

"While the S&P 500 Index - a
popular gauge of stock market
performance - rose over 28%
during the period, one underlying
concern I have involves the
correlation between the index's
gains and the overall earnings of the
companies that make up the
index.
"While the index itself was gaining
over 28%, earnings for the underlying
500 companies in the index were
relatively flat. For the past three
years, in fact, the S&P 500 has
doubled in appreciation while
reported earnings have risen only
13% annually. As a result, the
expansion of the price-to-earnings
ratio - which measures how much
an investor pays for a company's
earnings power - accounted for
much of the index's gain.
"U.S. corporate earnings are
suffering despite a robust domestic
economy, thanks in large part to
global deflation, the continuing
recession in Japan and turmoil in
the Asian and some South
American markets. For a
bottom-up, fundamental investor
who believes strongly that stock
prices follow earnings over time,
this divergence we've seen between
prices and earnings cannot
continue and is cause for
concern."

FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
companies whose value is
not fully recognized by the
public

FUND NUMBER: 022

TRADING SYMBOL: FCNTX

START DATE: May 17, 1967

SIZE: as of December
31, 1998, more than $38.6
billion

MANAGER: Will Danoff, since
1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989;
joined Fidelity in 1986
(checkmark)


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

MCI WorldCom, Inc.              5.4                      4.1

Time Warner, Inc.               4.2                      2.9

Microsoft Corp.                 3.1                      1.9

Tyco International Ltd.         3.1                      2.6

CVS Corp.                       2.7                      1.7

America Online, Inc.            2.0                      1.5

McDonald's Corp.                1.8                      1.0

Intel Corp.                     1.8                      0.1

AT&T Corp.                      1.6                      1.2

Lucent Technologies, Inc.       1.5                      2.2

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      24.6                     18.0

UTILITIES                       14.0                     9.5

MEDIA & LEISURE                 13.6                     10.5

RETAIL & WHOLESALE              9.8                      10.3

HEALTH                          7.8                      6.9


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF DECEMBER 31, 1998 * AS OF JUNE 30, 1998 **
Row: 1, Col: 1, Value: 7.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 2.3
Row: 1, Col: 4, Value: 90.7
Stocks 90.5%
Bonds 2.4%
Convertible
securities 0.0%
Short-term
investments 7.1%
*FOREIGN
INVESTMENTS 2.4%
Stocks 86.0%
Bonds 4.8%
Convertible
securities 0.1%
Short-term
investments 9.1%
**FOREIGN
INVESTMENTS 6.9%
Row: 1, Col: 1, Value: 9.1
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 4.8
Row: 1, Col: 4, Value: 87.0



INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 90.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

AEROSPACE & DEFENSE - 0.1%

Alliant Techsystems, Inc. (a)     441,400                  $ 36,388

Orbital Sciences Corp. (a)        151,200                   6,691

                                                            43,079

DEFENSE ELECTRONICS - 0.0%

REMEC, Inc. (a)                   495,550                   8,920

TOTAL AEROSPACE & DEFENSE                                   51,999

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.4%

Crompton & Knowles Corp.          1,985,317                 41,071

Great Lakes Chemical Corp.        490,700                   19,628

MacDermid, Inc.                   487,600                   19,077

Sealed Air Corp. (a)              1,171,424                 59,816

                                                            139,592

METALS & MINING - 0.0%

Martin Marietta Materials,        312,300                   19,421
Inc.

TOTAL BASIC INDUSTRIES                                      159,013

CONSTRUCTION & REAL ESTATE -
0.2%

CONSTRUCTION - 0.1%

Centex Corp.                      88,000                    3,966

Jacobs Engineering Group,         504,300                   20,550
Inc. (a)

Lennar Corp.                      397,900                   10,047

                                                            34,563

ENGINEERING - 0.0%

URS Corp. (a)                     169,500                   3,962

REAL ESTATE - 0.0%

Grand Palais Management Co.       398,400                   -
LP (a)(e)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    890,000                   21,360

TOTAL CONSTRUCTION & REAL                                   59,885
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Arvin Industries, Inc.            680,200                  $ 28,356

Copart, Inc. (a)                  18,400                    596

Danaher Corp.                     3,002,800                 163,090

LucasVarity PLC sponsored ADR     890,100                   29,818

SPX Corp. (c)                     3,131,947                 209,840

TRW, Inc.                         196,000                   11,013

                                                            442,713

CONSUMER ELECTRONICS - 0.1%

Maytag Corp.                      408,700                   25,442

Newell Co.                        553,600                   22,836

                                                            48,278

HOME FURNISHINGS - 0.0%

Bombay Co., Inc. (The) (a)        961,300                   5,347

Miller (Herman), Inc.             144,100                   3,873

                                                            9,220

TEXTILES & APPAREL - 0.2%

Quiksilver, Inc. (a)              84,700                    2,541

Shaw Industries, Inc.             1,278,500                 31,004

Stride Rite Corp.                 917,600                   8,029

Vans, Inc. (a)(c)                 768,000                   5,280

Warnaco Group, Inc. Class A       1,054,000                 26,614

                                                            73,468

TOTAL DURABLES                                              573,679

ENERGY - 1.8%

ENERGY SERVICES - 0.0%

Halliburton Co.                   437,000                   12,946

OIL & GAS - 1.8%

Amoco Corp.                       1,576,700                 93,025

British Petroleum PLC ADR         2,067,286                 196,392

Chevron Corp.                     892,400                   74,013

Conoco, Inc. Class A (a)          420,600                   8,780

Exxon Corp.                       2,410,700                 176,282

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Mobil Corp.                       1,326,100                $ 115,536

Tosco Corp.                       1,043,400                 26,998

                                                            691,026

TOTAL ENERGY                                                703,972

FINANCE - 7.6%

BANKS - 2.0%

Allied Irish Banks PLC            553,900                   9,918

AmSouth Bancorp.                  505,000                   23,041

Bank of Ireland, Inc.             386,600                   8,423

Bank of New York Co., Inc.        3,529,800                 142,074

Bank One Corp.                    2,507,600                 128,044

BB&T Corp.                        83,400                    3,362

Chase Manhattan Corp.             257,000                   17,492

Comerica, Inc.                    94,200                    6,423

Fifth Third Bancorp               246,000                   17,543

Firstar Corp.                     1,541,440                 143,739

M&T Bank Corp.                    300                       156

North Fork Bancorp, Inc.          1,307,489                 31,298

U.S. Bancorp                      5,317,048                 188,755

Wells Fargo & Co.                 1,141,600                 45,593

Westamerica Bancorp.              89,200                    3,278

Zions Bancorp                     138,900                   8,664

                                                            777,803

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              1,272,000                 130,062

Associates First Capital          12,683,898                537,480
Corp. Class A

Fleet Financial Group, Inc.       85,700                    3,830

Fortis Amev NV                    430,300                   35,618

Greenpoint Financial Corp.        2,254,300                 79,182

Household International, Inc.     875,264                   34,682

MBNA Corp.                        1,602,700                 39,967

Providian Financial Corp.         1,631,250                 122,344

                                                            983,165

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 2.2%

Fannie Mae                        7,471,700                $ 552,906

Freddie Mac                       5,043,400                 324,984

                                                            877,890

INSURANCE - 0.7%

ACE Ltd.                          245,800                   8,465

AFLAC, Inc.                       2,261,300                 99,497

Allstate Corp.                    512,600                   19,799

American International Group,     272,750                   26,354
Inc.

Medical Assurance, Inc.           98,560                    3,259

Mutual Risk Management Ltd.       1,534,400                 60,033

Progressive Corp.                 342,300                   57,977

                                                            275,384

SAVINGS & LOANS - 0.2%

Astoria Financial Corp.           475,100                   21,736

Washington Mutual, Inc.           1,142,875                 43,644

                                                            65,380

TOTAL FINANCE                                               2,979,622

HEALTH - 7.8%

DRUGS & PHARMACEUTICALS - 5.0%

Allergan, Inc.                    1,254,900                 81,255

Alpharma, Inc. Class A            368,400                   13,009

Amgen, Inc. (a)                   860,300                   89,955

Andrx Corp. (a)                   8,600                     441

Biogen, Inc. (a)                  1,150,800                 95,516

Chiron Corp. (a)                  1,287,900                 33,727

Forest Laboratories, Inc. (a)     1,692,100                 89,999

Genentech, Inc. (special) (a)     733,800                   58,475

Glaxo Wellcome PLC sponsored      429,400                   29,843
ADR

ICOS Corp. (a)                    349,100                   10,386

Immunex Corp. (a)                 45,000                    5,662

Lilly (Eli) & Co.                 3,506,700                 311,658

Merck & Co., Inc.                 901,700                   133,170

Pfizer, Inc.                      1,711,100                 214,636

Schering-Plough Corp.             6,503,700                 359,329

Sepracor, Inc. (a)                328,800                   28,976

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Warner-Lambert Co.                5,460,800                $ 410,584

XOMA Corp. (a)(d)                 1,098                     3

                                                            1,966,624

MEDICAL EQUIPMENT & SUPPLIES
- 2.4%

Allegiance Corp.                  840,900                   39,207

Arterial Vascular                 85,800                    4,505
Engineering, Inc. (a)

Bard (C.R.), Inc.                 1,946,100                 96,332

Bausch & Lomb, Inc.               293,000                   17,580

Baxter International, Inc.        147,500                   9,486

Becton, Dickinson & Co.           3,660,100                 156,241

Biomet, Inc.                      577,200                   23,232

Cardinal Health, Inc.             4,421,875                 335,510

Guidant Corp.                     881,100                   97,141

Haemonetics Corp. (a)             725,700                   16,510

Medtronic, Inc.                   343,500                   25,505

Sofamor/Danek Group, Inc. (a)     886,500                   107,931

Steris Corp. (a)                  92,800                    2,639

Techne Corp. (a)                  42,800                    904

U.S. Surgical Corp. rights        171                       -
6/30/00 (a)

                                                            932,723

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Hanger Orthopedic Group, Inc.     137,300                   3,089
(a)

Health Management Associates,     6,442,087                 139,310
Inc. Class A (a)

                                                            142,399

TOTAL HEALTH                                                3,041,746

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 1.0%

American Power Conversion         2,822,400                 136,710
Corp. (a)

Anixter International, Inc.       19,900                    404
(a)

General Instrument Corp. (a)      718,700                   24,391

Loral Space & Communications      7,065,667                 125,857
Ltd. (a)

Philips Electronics NV (NY        897,700                   60,763
shares)

Rayovac Corp. (a)(c)              2,596,900                 69,305

                                                            417,430

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.4%

Kaydon Corp.                      239,600                  $ 9,599

Mannesmann AG                     938,700                   108,840

Mettler-Toledo International,     99,600                    2,795
Inc. (a)

Tyco International Ltd.           15,830,000                1,194,176

                                                            1,315,410

POLLUTION CONTROL - 0.3%

Republic Services, Inc. Class     2,916,800                 53,779
A (a)

Waste Management, Inc.            1,387,501                 64,692

                                                            118,471

TOTAL INDUSTRIAL MACHINERY &                                1,851,311
EQUIPMENT

MEDIA & LEISURE - 13.6%

BROADCASTING - 8.6%

Cablevision Systems Corp.         445,200                   22,343
Class A (a)

CBS Corp.                         10,615,618                347,661

Chancellor Media Corp. (a)        442,000                   21,161

Clear Channel Communications,     1,179,500                 64,283
Inc. (a)

Comcast Corp.:

Class A (special)                 4,559,400                 267,580

Class A                           3,262,600                 187,396

Cox Communications, Inc.          1,216,400                 84,084
Class A (a)

MediaOne Group, Inc.              2,693,900                 126,613

Metromedia Fiber Network,         944,800                   31,651
Inc. Class A (a)

SBS Broadcasting SA (a)(c)        985,700                   26,614

TCA Cable TV, Inc.                971,200                   34,660

Tele-Communications, Inc.         8,974,230                 496,387
(TCI Group) Series A (a)

Time Warner, Inc.                 26,438,195                1,640,820

USA Networks, Inc. (a)            188,500                   6,244

                                                            3,357,497

ENTERTAINMENT - 2.0%

Premier Parks, Inc. (a)(c)        5,513,200                 166,774

Tele-Communications, Inc.:

(Liberty Media Group) Series      629,000                   28,973
A (a)

(TCI Ventures Group) Series A     3,920,340                 92,373
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Viacom, Inc.:

Class A (a)                       2,098,700                $ 154,386

Class B (non-vtg.) (a)            4,645,300                 343,752

                                                            786,258

LEISURE DURABLES & TOYS - 0.2%

Champion Enterprises, Inc. (a)    283,500                   7,761

Harley-Davidson, Inc.             532,400                   25,222

Mattel, Inc.                      919,100                   20,967

                                                            53,950

PUBLISHING - 0.2%

Harte Hanks Communications,       790,900                   22,541
Inc.

McGraw-Hill Companies, Inc.       202,700                   20,650

Reader's Digest Association,      1,830,900                 46,116
Inc. Class A (non-vtg.)

                                                            89,307

RESTAURANTS - 2.6%

Brinker International, Inc.       1,436,100                 41,467
(a)

Darden Restaurants, Inc.          3,369,400                 60,649

McDonald's Corp.                  9,091,800                 696,659

Papa John's International,        1,295,500                 57,164
Inc. (a)

Pizzaexpress PLC                  1,522,400                 20,199

Ruby Tuesday, Inc.                397,600                   8,449

Sodexho Marriott Services,        133,100                   3,685
Inc. (a)

Starbucks Corp. (a)               589,700                   33,097

Tricon Global Restaurants,        1,792,700                 89,859
Inc. (a)

                                                            1,011,228

TOTAL MEDIA & LEISURE                                       5,298,240

NONDURABLES - 2.0%

AGRICULTURE - 0.0%

Fresh Del Monte Produce Inc.      311,300                   6,751
(a)

BEVERAGES - 0.0%

Coca-Cola Co. (The)               116,400                   7,784

FOODS - 1.1%

Earthgrains Co.                   2,097,900                 64,904

Flowers Industries, Inc.          1,784,700                 42,721

Heinz (H.J.) Co.                  1,552,300                 87,899

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Keebler Foods Co. (a)             2,729,700                $ 102,705

Quaker Oats Co.                   1,795,000                 106,803

                                                            405,032

HOUSEHOLD PRODUCTS - 0.9%

Avon Products, Inc.               259,100                   11,465

Clorox Co.                        365,200                   42,660

Dial Corp.                        1,766,900                 51,019

First Brands Corp.                908,400                   35,825

Gillette Co.                      2,977,100                 143,831

Rubbermaid, Inc.                  2,339,400                 73,545

                                                            358,345

TOTAL NONDURABLES                                           777,912

PRECIOUS METALS - 0.0%

Franco Nevada Mining Corp.        460,200                   8,825
Ltd.

RETAIL & WHOLESALE - 9.8%

APPAREL STORES - 1.5%

Abercrombie & Fitch Co. Class     1,153,000                 81,575
A (a)

AnnTaylor Stores Corp. (a)        693,600                   27,354

Charming Shoppes, Inc. (a)(c)     10,620,500                45,801

Gap, Inc.                         5,584,000                 314,100

TJX Companies, Inc.               3,944,300                 114,385

Urban Outfitters, Inc. (a)        113,400                   1,914

                                                            585,129

DRUG STORES - 3.0%

CVS Corp.                         19,414,166                1,067,779

Walgreen Co.                      1,939,900                 113,605

                                                            1,181,384

GENERAL MERCHANDISE STORES -
0.6%

Costco Companies, Inc. (a)        1,346,300                 97,186

Kohls Corp. (a)                   620,100                   38,097

Stein Mart, Inc. (a)              1,117,700                 7,789

Wal-Mart Stores, Inc.             1,065,700                 86,788

                                                            229,860

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 2.9%

Albertson's, Inc.                 1,836,000                $ 116,930

American Stores Co.               85,300                    3,151

Fleming Companies, Inc.           1,062,500                 11,023

Kroger Co. (a)                    2,200,100                 133,106

Loblaw Companies Ltd.             362,600                   8,861

Meyer (Fred), Inc. (a)            4,149,950                 250,034

Richfood Holdings, Inc. Class     1,263,350                 26,215
A

Safeway, Inc. (a)                 9,265,100                 564,592

U.S. Foodservice (a)              440,400                   21,580

                                                            1,135,492

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Bed Bath & Beyond, Inc. (a)       647,100                   22,082

Circuit City Stores, Inc. -       433,200                   21,633
Circuit City Group

Home Depot, Inc.                  6,716,300                 410,954

InterTAN, Inc. (a)(c)             675,300                   3,925

Office Depot, Inc. (a)            2,011,600                 74,303

Staples, Inc. (a)                 3,450,000                 150,722

U.S. Office Products Co.          1,467,094                 5,685

                                                            689,304

TOTAL RETAIL & WHOLESALE                                    3,821,169

SERVICES - 1.5%

ADVERTISING - 1.3%

CMGI, Inc. (a)                    9,800                     1,044

Interpublic Group of              1,489,450                 118,784
Companies, Inc.

Lamar Advertising Co. Class A     2,461,000                 91,672
(a)(c)

Omnicom Group, Inc.               154,600                   8,967

Outdoor Systems, Inc. (a)         6,842,612                 205,278

Young & Rubicam, Inc. (a)         2,227,200                 72,106

                                                            497,851

SERVICES - 0.2%

Abacus Direct Corp. (a)           73,000                    3,322

ACNielsen Corp. (a)               912,800                   25,787

APAC Teleservices, Inc. (a)       131,100                   496

RCM Technologies, Inc. (a)        17,100                    453

Robert Half International,        1,325,450                 59,231
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Securitas AB Class B              300,400                  $ 4,669

Telespectrum Worldwide, Inc.      753,100                   7,390
(a)

                                                            101,348

TOTAL SERVICES                                              599,199

TECHNOLOGY - 24.6%

COMMUNICATIONS EQUIPMENT - 4.1%

3Com Corp. (a)                    838,300                   37,566

ADC Telecommunications, Inc.      900,800                   31,303
(a)

Ascend Communications, Inc.       1,634,100                 107,442
(a)

Cisco Systems, Inc. (a)           6,357,375                 590,044

InterVoice, Inc. (a)              668,800                   23,074

Level One Communications,         1,205,300                 42,788
Inc. (a)

Lucent Technologies, Inc.         5,421,000                 596,310

Newbridge Networks Corp. (a)      85,900                    2,615

OY Nokia AB sponsored ADR         1,093,900                 131,747

Plantronics, Inc. (a)             306,900                   26,393

Tellabs, Inc. (a)                 421,500                   28,899

                                                            1,618,181

COMPUTER SERVICES & SOFTWARE
- 10.1%

Acxiom Corp. (a)                  446,500                   13,842

America Online, Inc.              4,821,400                 771,424

American Management Systems,      193,600                   7,744
Inc. (a)

Aspect Development, Inc. (a)      451,400                   20,003

At Home Corp. Series A (a)        64,300                    4,774

Automatic Data Processing,        3,044,300                 244,115
Inc.

Bisys Group, Inc. (The) (a)       282,800                   14,600

BMC Software, Inc.                338,500                   15,084

Cadence Design Systems, Inc.      514,900                   15,318
(a)

CBT Group PLC sponsored ADR       1,274,500                 18,958
(a)

Ceridian Corp. (a)                3,257,300                 227,400

Citrix Systems, Inc. (a)          429,200                   41,659

Clarify, Inc. (a)                 523,300                   12,788

Computer Sciences Corp.           257,200                   16,573

Compuware Corp. (a)               1,764,400                 137,844

Convergys Corp. (a)               181,700                   4,066

Dendrite International, Inc.      117,300                   2,929
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

DST Systems, Inc. (a)             504,100                  $ 28,765

E Trade Group, Inc. (a)           42,800                    2,002

ECI Telecom Ltd.                  411,400                   14,656

Electronics for Imaging, Inc.     759,400                   30,376
(a)

Engineering Animation, Inc.       32,500                    1,755
(a)

Equant NV (Reg.) (a)              204,600                   13,874

Exodus Communications, Inc.       327,100                   21,016
(a)

Fiserv, Inc. (a)                  183,400                   9,434

Gerber Scientific, Inc.           120,400                   2,867

IMR Global Corp. (a)              85,700                    2,523

IMS Health, Inc.                  3,865,300                 291,589

Informix Corp. (a)                1,777,400                 17,552

International Network             169,300                   11,258
Services (a)

Intuit, Inc. (a)                  262,900                   19,060

Iona Technologies PLC ADR (a)     21,400                    813

Learning Co., Inc. (The) (a)      1,096,800                 28,448

Legato Systems, Inc. (a)          583,000                   38,442

Lycos, Inc. (a)                   861,500                   47,867

Microsoft Corp. (a)               8,755,000                 1,214,209

National Computer Systems,        215,000                   7,955
Inc.

NCR Corp. (a)                     612,000                   25,551

Networks Associates, Inc. (a)     994,900                   65,912

Novell, Inc. (a)                  2,540,600                 46,048

Oracle Corp. (a)                  1,997,000                 86,121

Paychex, Inc.                     21,500                    1,106

Policy Management Systems         85,800                    4,333
Corp. (a)

Polycom, Inc. (a)                 800,900                   17,820

Progress Software Corp. (a)       412,700                   13,929

RealNetworks, Inc. (a)            351,200                   12,599

Sabre Group Holdings, Inc.        975,250                   43,399
Class A (a)

Siebel Systems, Inc. (a)          742,200                   25,188

SunGard Data Systems, Inc. (a)    21,400                    849

Synopsys, Inc. (a)                1,114,100                 60,440

Transaction Systems               140,600                   7,030
Architects, Inc. Class A (a)

VeriSign, Inc. (a)                483,800                   28,605

Veritas Software Corp. (a)        21,500                    1,289

Visual Networks, Inc. (a)         281,300                   10,549

Wall Data, Inc. (a)               20,200                    485

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Whittman-Hart, Inc. (a)           218,600                  $ 6,039

Wind River Systems, Inc. (a)      132,400                   6,223

Yahoo!, Inc. (a)                  357,400                   84,681

                                                            3,921,778

COMPUTERS & OFFICE EQUIPMENT
- 4.5%

Apple Computer, Inc. (a)          980,000                   40,119

Bell & Howell Co. (a)             1,900                     72

CDW Computer Centers, Inc. (a)    78,500                    7,531

Dell Computer Corp. (a)           3,797,200                 277,908

EMC Corp. (a)                     4,398,700                 373,890

Fore Systems, Inc. (a)            557,400                   10,207

International Business            698,700                   129,085
Machines Corp.

Lexmark International Group,      488,200                   49,064
Inc. (a)

Network Appliance, Inc.           834,900                   37,571

Psion PLC                         191,200                   1,841

Seagate Technology, Inc. (a)      2,942,600                 89,014

Silicon Graphics, Inc. (a)        825,500                   10,628

Sun Microsystems, Inc. (a)        1,311,300                 112,280

Symbol Technologies, Inc.         2,137,250                 136,650

Unisys Corp. (a)                  11,303,300                389,257

Xerox Corp.                       805,800                   95,084

                                                            1,760,201

ELECTRONIC INSTRUMENTS - 1.3%

Applied Materials, Inc. (a)       2,050,700                 87,539

Perkin-Elmer Corp.                1,171,100                 114,255

Teradyne, Inc. (a)                1,043,900                 44,235

Thermo Electron Corp. (a)         4,138,500                 70,096

Thermo Instrument Systems,        979,075                   14,747
Inc. (a)

Varian Associates, Inc.           258,000                   9,772

Waters Corp. (a)(c)               1,869,200                 163,088

                                                            503,732

ELECTRONICS - 4.6%

Altera Corp. (a)                  462,800                   28,173

AMP, Inc.                         341,100                   17,759

Analog Devices, Inc. (a)          379,300                   11,901

Applied Micro Circuits Corp.      112,200                   3,811
(a)

C-Cube Microsystems, Inc. (a)     604,200                   16,389

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Celestica, Inc. (sub-vtg.) (a)    615,800                  $ 15,209

Genesis Microchip, Inc. (a)       88,700                    2,151

Intel Corp.                       5,740,700                 680,632

International Rectifier Corp.     838,000                   8,171
(a)

Kent Electronics Corp. (a)        539,600                   6,880

Linear Technology Corp.           890,900                   79,791

Maxim Integrated Products,        911,800                   39,834
Inc. (a)

Micron Technology, Inc. (a)       60,500                    3,059

Motorola, Inc.                    1,976,100                 120,666

NeoMagic Corp. (a)                299,800                   6,633

PMC-Sierra, Inc. (a)              174,900                   11,041

QLogic Corp. (a)                  42,400                    5,549

Rambus, Inc. (a)                  624,500                   60,108

Sanmina Corp. (a)                 158,500                   9,906

Solectron Corp. (a)               61,800                    5,744

STMicroelectronics NV (a)         430,700                   33,622

Texas Instruments, Inc.           4,400,000                 376,475

Uniphase Corp. (a)                737,300                   51,150

Vitesse Semiconductor Corp.       4,162,400                 189,910
(a)(c)

Xilinx, Inc. (a)                  171,200                   11,149

                                                            1,795,713

TOTAL TECHNOLOGY                                            9,599,605

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.5%

Southwest Airlines Co.            4,444,125                 99,715

Viad Corp.                        3,480,300                 105,714

                                                            205,429

RAILROADS - 0.1%

Burlington Northern Santa Fe      932,400                   31,469
Corp.

TRUCKING & FREIGHT - 0.3%

C.H. Robinson Worldwide, Inc.     1,166,500                 30,256

Swift Transportation Co.,         2,367,700                 66,370
Inc. (a)(c)

                                                            96,626

TOTAL TRANSPORTATION                                        333,524

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - 14.0%

CELLULAR - 1.3%

AirTouch Communications, Inc.     4,604,200                $ 332,078
(a)

SkyTel Communications, Inc.       2,902,270                 64,213
(a)

Vodafone Group PLC sponsored      608,700                   98,077
ADR

                                                            494,368

ELECTRIC UTILITY - 0.5%

CMS Energy Corp.                  559,800                   27,115

Entergy Corp.                     1,488,400                 46,326

IPALCO Enterprises, Inc.          605,000                   33,540

PG&E Corp.                        1,362,700                 42,925

Unicom Corp.                      1,350,500                 52,079

                                                            201,985

TELEPHONE SERVICES - 12.2%

ALLTEL Corp.                      4,070,500                 243,467

Ameritech Corp.                   2,389,100                 151,409

AT&T Corp.                        8,462,200                 636,781

Bell Atlantic Corp.               3,974,600                 225,807

BellSouth Corp.                   4,781,400                 238,472

Esprit Telecom Group PLC          341,700                   15,974
sponsored ADR

Global Crossing Ltd. (a)          554,900                   25,040

Global TeleSystems Group,         640,900                   35,730
Inc. (a)

GTE Corp.                         3,393,700                 228,863

MCI WorldCom, Inc. (a)            29,500,000                2,116,620

McLeodUSA, Inc. Class A (a)       868,900                   27,153

NEXTLINK Communications, Inc.     276,600                   7,849
Class A (a)

Qwest Communications              6,611,158                 330,558
International, Inc. (a)

SBC Communications, Inc.          4,237,310                 227,226

Sprint Corp. (FON Group)          2,026,400                 170,471

Telefonica de Espana SA           124,500                   5,535

Telefonica de Espana SA           124,500                   111
rights 12/31/99 (a)

U.S. WEST, Inc.                   1,034,500                 66,855

                                                            4,753,921

TOTAL UTILITIES                                             5,450,274

TOTAL COMMON STOCKS                                         35,309,975
(Cost $22,525,868)



U.S. TREASURY OBLIGATIONS -
2.4%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. Treasury Bond:

6.5% 11/15/26                     Aaa      $ 247,000                          $ 287,214

6.75% 8/15/26                     Aaa       229,600                            275,054

6.875% 8/15/25                    Aaa       239,500                            290,281

7.625% 2/15/25                    Aaa       63,610                             83,627

TOTAL U.S. TREASURY OBLIGATIONS                                                936,176
(Cost $844,425)



CASH EQUIVALENTS - 7.1%

                                SHARES

Taxable Central Cash Fund (b)    2,330,156,380                         2,330,156

                                MATURITY AMOUNT (000S)

Investments in repurchase       $ 455,442                              455,203
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99

TOTAL CASH EQUIVALENTS                                                 2,785,359
(Cost $2,785,359)

TOTAL INVESTMENT IN                                                  $ 39,031,510
SECURITIES - 100%
(Cost $26,155,652)


LEGEND
(a) Non-income producing


(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company (see Note 8 of Notes to Financial Statements).

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                    ACQUISTION DATE  ACQUISITION COST (000S)

Grand Palais   Management   7/24/96           -
Co. LP

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $26,618,083,000. Net unrealized appreciation aggregated $12,413,427,000, of which $12,622,706,000 related to appreciated investment securities and $209,279,000 related to depreciated investment securities.

The fund hereby designates approximately $3,163,919,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                        DECEMBER
                                          31, 1998

ASSETS

Investment in securities, at              $ 39,031,510
value (including repurchase
agreements of $455,203)
(cost $26,155,652) -  See
accompanying schedule

Cash                                       1,078

Foreign currency held at                   2,414
value (cost $2,411)

Receivable for investments                 95,834
sold

Receivable for fund shares                 52,664
sold

Dividends receivable                       19,495

Interest receivable                        25,229

Other receivables                          5,418

 TOTAL ASSETS                              39,233,642

LIABILITIES

Payable for investments        $ 103,932
purchased

Payable for fund shares         211,684
redeemed

Distributions payable           55,143

Accrued management fee          13,308

Other payables and accrued      5,976
expenses

Collateral on securities        204,718
loaned, at value

 TOTAL LIABILITIES                         594,761

NET ASSETS                                $ 38,638,881

Net Assets consist of:

Paid in capital                           $ 25,298,121

Undistributed net investment               35,367
income

Accumulated undistributed net              429,378
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                12,876,015
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 680,176                   $ 38,638,881
shares outstanding

NET ASSET VALUE and                        $56.81
redemption price per share
($38,638,881 (divided by)
680,176 shares)

Maximum offering price per                 $58.57
share (100/97.00 of $56.81)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         YEAR
                                             ENDED DECEMBER 31, 1998

INVESTMENT INCOME                            $ 192,013
Dividends (including $257
received from affiliated
issuers)

Interest (including income on                 244,682
securities loaned of $8,957)

 TOTAL INCOME                                 436,695

EXPENSES

Management fee Basic fee         $ 196,893

 Performance adjustment           (47,315)

Transfer agent fees               63,797

Accounting and security           1,189
lending fees

Non-interested trustees'          131
compensation

Custodian fees and expenses       1,599

Registration fees                 839

Audit                             82

Legal                             175

Interest                          2

Reports to shareholders           724

Miscellaneous                     232

 Total expenses before            218,348
reductions

 Expense reductions               (14,482)    203,866

NET INVESTMENT INCOME                         232,829

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,209,474
(including realized loss of
 $(70,983) on sales of
investments in affiliated
issuers)

 Foreign currency transactions    898

 Futures contracts                (24,620)    3,185,752

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,951,561

 Assets and liabilities in        271         5,951,832
foreign currencies

NET GAIN (LOSS)                               9,137,584

NET INCREASE (DECREASE) IN                   $ 9,370,413
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 232,829                     $ 254,060
income

 Net realized gain (loss)         3,185,752                     2,589,111

 Change in net unrealized         5,951,832                     2,841,489
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       9,370,413                     5,684,660
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (190,451)                     (211,835)
From net investment income

 From net realized gain           (2,677,837)                   (2,742,867)

 TOTAL DISTRIBUTIONS              (2,868,288)                   (2,954,702)

Share transactions Net            6,953,917                     8,043,743
proceeds from sales of shares

 Reinvestment of distributions    2,812,601                     2,914,929

 Cost of shares redeemed          (8,368,858)                   (6,778,358)

 NET INCREASE (DECREASE) IN       1,397,660                     4,180,314
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       7,899,785                     6,910,272
IN NET ASSETS

NET ASSETS

 Beginning of period              30,739,096                    23,828,824

 End of period (including        $ 38,638,881                  $ 30,739,096
undistributed net investment
income of $35,367 and
$38,086, respectively)

OTHER INFORMATION
Shares

 Sold                             134,565                       175,809

 Issued in reinvestment of        49,673                        65,437
distributions

 Redeemed                         (163,300)                     (147,380)

 Net increase (decrease)          20,938                        93,866



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 46.63                   $ 42.15   $ 38.02   $ 30.28   $ 30.84
of period

Income from  Investment
Operations

 Net investment income            .36C                      .42 C     .46       .03       .06

 Net realized and                 14.34                     8.97      7.50      10.93     (.40)
unrealized gain (loss)

 Total from   investment          14.70                     9.39      7.96      10.96     (.34)
operations

Less Distributions

 From net investment income       (.30)                     (.35)     (.38)     (.09)     -

 From net realized gain           (4.22)                    (4.56)    (3.45)    (3.13)    (.22)

 Total distributions              (4.52)                    (4.91)    (3.83)    (3.22)    (.22)

Net asset value, end of period   $ 56.81                   $ 46.63   $ 42.15   $ 38.02   $ 30.28

TOTAL RETURN A, B                 31.57%                    23.00%    21.94%    36.28%    (1.12)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 38,639                  $ 30,739  $ 23,829  $ 14,858  $ 8,694
(in millions)

Ratio of expenses to average      .65%                      .70%      .83%      .98%      1.03%
net assets

Ratio of expenses to average      .61% D                    .67% D    .79% D    .96% D    1.00% D
net assets after expense
reductions

Ratio of net investment           .70%                      .91%      1.28%     .44%      .59%
income to average net assets

Portfolio turnover rate           197%                      144%      159%      223%      235%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).

B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective at the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $60,722,455,000 and $61,719,108,000, respectively, of which U.S. government

3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED

and government agency obligations aggregated $2,530,651,000 and $3,166,918,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $431,718,000 and $407,098,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .45% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $4,729,000 on sales of shares of the fund of which $4,705,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,834,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as

5. SECURITY LENDING - CONTINUED

collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $223,680,000. The fund received cash collateral of $204,718,000.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $11,693,000. The weighted average interest rate was 5.94%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,024,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $1,454,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS

                                    PURCHASE        SALES                 DIVIDEND               VALUE
AFFILIATE                           COST            COST                  INCOME
APAC Teleservices, Inc.             $ -             $ 23,881              $ -                    $ -
Advanced Fibre Communication, Inc.    54,123          57,041                -                      -
American Italian Pasta Co. Series A   12,973          21,005                -                      -
Anaren Microwave, Inc.                -               2,248                 -                      -
Bally Total Fitness Holding Corp.     -               1,844                 -                      -
Bedford Property Investors, Inc.      -               173                   -                      -
Big Flower Holdings, Inc.             -               11,691                -                      -
Breed Technologies, Inc.              13,370          16,431                -                      -

8. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS

                                       PURCHASE  SALES      DIVIDEND   VALUE
AFFILIATE                              COST      COST       INCOME
Charming Shoppes, Inc.                 $ 121     $ -        $ -        $ 45,801
Documentum, Inc.                         24,022   28,784      -         -
Dominick's Supermarkets, Inc.            14,827   24,056      -         -
ENSCO International, Inc.                2,185    29,700      -         -
Engineering Animation, Inc.              1,056     3,054      -         -
Franco-Nevada Mining Corp.               1,876     1,517      -         -
Intermedia Communications, Inc.          -         6,646      -         -
InterTAN, Inc.                           260      -           -           3,925
Kaydon Corp.                             1,169     9,594      156       -
Lamar Advertising Co. Class A            -        -           -          91,672
Loral Space & Communications Ltd.        46,637   47,386      -         -
Lycos, Inc.                              85,494  112,018      -         -
N2K, Inc.                                12,085   24,173      -         -
NEXTLINK Communications, Inc. Class A    27,736   41,395      -         -
Orion Network Systems, Inc.              435       6,495      -         -
Premier Parks, Inc.                      38,429    2,062      -         166,774
Quality Food Centers, Inc.               -        22,008      -         -
Rayovac Corp.                            7,714     3,202      -          69,305
REMEC, Inc.                              19,984   27,742      -         -
Richfood Holdings, Inc. Class A          -         2,176      101       -
SPX Corp.                                94,492     8,114     -         209,840
SBS Broadcasting SA                      2,579     -          -          26,614
SkyTel Communications, Inc.              20,255    20,915     -         -
Smith International, Inc.                28,522    59,639     -         -
Stein Mart, Inc.                         4,829     12,252     -         -
Swift Transportation Co. Inc.            6,335      -         -          66,370
Swisher International Group, Inc.
 Class A                                 -          1,384     -         -
U.S. LEC Corp. Class A                   642        3,611     -         -
U.S.A. Floral Products, Inc.             -          6,805     -         -
Uniphase Corp.                           14,092    20,205     -         -
U.S. Office Products Co.                 648        5,585     -         -
Vans, Inc.                               2,408      2,092     -           5,280
Virgin Express Holdings PLC
 sponsored ADR                           -         -          -         -
Vitesse Semiconductor Corp.              35,622    25,689     -         189,910
Waters Corp.                             25,609     1,726     -         163,088
TOTALS                                $ 600,529 $ 694,339   $ 257   $ 1,038,579

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Contrafund voted to pay on February 8, 1999, to shareholders of record at the opening of business on February 5, 1999, a distribution of $0.52 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Will Danoff, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

CON-ANN-0299  70355
1.540009.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
ContrafundSM
ContrafundSM II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuantSM Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com